UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                          FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Lafayette Investments, Inc.
Address: 17830 New Hampshire Avenue
	 Suite 201
	 Ashton, MD  20861

13F File Number:  028-11053

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence Judge
Title:	Vice President
Phone:	301-570-1250
Signature, Place, and Date of Signing:

    Lawrence Judge	Ashton, MD    August 8, 2007


Report Type (Check only one.):

[X]	    13F HOLDINGS REPORT.

[ ]	    13F NOTICE.

[ ]	    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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		    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		69

Form 13F Information Table Value Total:		150,372



List of Other Included Managers:

NONE
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
				 		Value 	 Shares/Sh/Put/	Invstmt	Other	VOTING AUTHORITY
Name of Issuer	Title of Class	Cusip	 	(x1000)  Prn AmtPrnCall	Dscretn	Mgrs	Sole	Shared	None
Alerus Finl Corp Com	COM	01446u-10-3	315	9512	SH	Sole				9512
Alico Inc		COM	016230-10-4	858	14063	SH	Sole				14063
Alleghany Corp		COM	017175-10-0	3894	9579	SH	Sole				9579
Allergan		COM	018490-10-2	692	12000	SH	Sole				12000
Allstate Corp		COM	020002-10-1	318	5163	SH	Sole				5163
Altria Group Inc.	COM	02209s-10-3	219	3118	SH	Sole				3118
Anheuser Busch Cos Inc	COM	035229-10-3	6016	115342	SH	Sole				115342
Archstone Smith Tr Com	COM	039583-10-9	769	13005	SH	Sole				13005
AT&T Inc		COM	00206R-10-2	525	12649	SH	Sole				12649
ADP Inc			COM	053015-10-3	1872	38622	SH	Sole				38622
Bank Of Amer Corp	COM	060505-10-4	450	9212	SH	Sole				9212
BB&T Corp		COM	054937-10-7	251	6158	SH	Sole				6158
Beckman Coulter		COM	075811-10-9	271	4184	SH	Sole				4184
Berkshire Hthwy Inc-Cl ACOM	084670-10-8	766	7	SH	Sole				7
Berkshire Hthwy Inc-Cl BCOM	084670-20-7	11576	3211	SH	Sole				3211
BP Amoco PLC Spnsrd Adr	COM	055622-10-4	211	2921	SH	Sole				2921
Bristol-Meyers Squibb	COM	110122-10-8	204	6465	SH	Sole				6465
Citadel Broadcastng CorpCOM	17285T-10-6	78	12085	SH	Sole				12085
Citigroup Inc		COM	172967-10-1	1228	23944	SH	Sole				23944
Costco Wholesale Corp	COM	22160K-10-5	203	3462	SH	Sole				3462
Dell Computer Corp Com	COM	24702r-10-1	5994	209949	SH	Sole				209949
Dover Motorsports Inc	COM	260174-10-7	662	109177	SH	Sole				109177
Exxon Mobil Corp	COM	30231g-10-2	3445	41071	SH	Sole				41071
Farmer Bros Corp	COM	307675-10-8	2074	91650	SH	Sole				91650
Farmers & Mrchnts Bk Co	COM	308243-10-4	412	62	SH	Sole				62
First Natl Bk Alaska 	COM	32112J-10-6	2013	915	SH	Sole				915
General Electric Corp	COM	369604-10-3	961	25095	SH	Sole				25095
Genuine Parts Co Com	COM	372460-10-5	3764	75895	SH	Sole				75895
Gladstone Capital Corp 	COM	376535-10-0	2770	129063	SH	Sole				129063
Glaxo Holdings Plc	COM	37733w-10-5	2568	49043	SH	Sole				49043
Hasbro Inc Com		COM	418056-10-7	5849	186219	SH	Sole				186219
Hewlett Packard Co	COM	428236-10-3	201	4501	SH	Sole				4501
Home Depot Inc Com	COM	437076-10-2	5541	140807	SH	Sole				140807
IHOP Corp Com		COM	449623-10-7	678	12456	SH	Sole				12456
Intnl Speedway Cl A	COM	460335-20-1	3953	75003	SH	Sole				75003
IShares Tr MSCI Eafe IdxCOM	464287-46-5	297	3671	SH	Sole				3671
J P Morgan Chase And Co	COM	46625H-10-0	216	4457	SH	Sole				4457
Johnson & Johnson	COM	478160-10-4	2029	32920	SH	Sole				32920
Leucadia National Corp	COM	527288-10-4	4388	124489	SH	Sole				124489
Markel Corp Com		COM	570535-10-4	11973	24710	SH	Sole				131268
McClatchy Co Cl A	COM	579489-10-5	768	30325	SH	Sole				30325
Mohawk Inds Inc Com	COM	608190-10-4	670	6650	SH	Sole				6650
Morgan Stanley & Co	COM	617446-44-8	369	4399	SH	Sole				4399
Nestle Sa-Adr Repstg	COM	641069-40-6	781	8165	SH	Sole				8165
Norfolk Southern Corp	COM	655844-10-8	4244	80737	SH	Sole				80737
Paychex Inc		COM	704326-10-7	526	13438	SH	Sole				13438
Pepsico Inc		COM	713448-10-8	243	3754	SH	Sole				3754
Plum Creek Timber DepUntCOM	729251-10-8	2625	63017	SH	Sole				63017
Procter & Gamble Co	COM	742718-10-9	271	4423	SH	Sole				4423
Progressive Corp Ohio 	COM	743315-10-3	4438	185450	SH	Sole				185450
Provident Finl Svcs Inc	COM	74386T-10-5	692	43922	SH	Sole				43922
Royal Dutch Shl Plc Cl ACOM	780257-80-4	1183	14564	SH	Sole				14564
Royce Value Trust Inc	COM	780910-10-5	688	32123	SH	Sole				32123
Sandy Spring Bancorp 	COM	800363-10-3	2160	68705	SH	Sole				68705
Source Capital Inc	COM	836144-10-5	235	3412	SH	Sole				3412
SPDR Tr Unit Ser 1	COM	78462f-10-3	664	4417	SH	Sole				4417
St Joe Corporation	COM	790148-10-0	2949	63642	SH	Sole				63642
Suntrust Bks Inc Com	COM	867914-10-3	246	2867	SH	Sole				2867
Tyco Intl Ltd New Com	COM	902124-10-6	5967	176584	SH	Sole				176584
UST Inc.		COM	902911-10-6	382	7110	SH	Sole				7110
V F Corp Com		COM	918204-10-8	4596	50191	SH	Sole				50191
Verizon Communications 	COM	92343v-10-4	352	8548	SH	Sole				8548
Wal Mart Stores Inc Com	COM	931142-10-3	6059	125944	SH	Sole				125944
Walt Disney Holding Co	COM	254687-10-6	5431	159093	SH	Sole				159093
Washington Post Co Cl B	COM	939640-10-8	4875	6281	SH	Sole				6281
Washington Rl Est Inv T	COM	939653-10-1	260	7638	SH	Sole				7638
Wells Fargo & Co (new)	COM	949746-10-1	3532	100414	SH	Sole				100414
Wyeth			COM	983024-10-0	608	10600	SH	Sole				10600


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